Jody M. Walker
                             Attorney At Law
                         7841 South Garfield Way
                          Centennial, CO 80122
303-850-7637 telephone  jmwalker85@earthlink.net 303-482-2731 facsimile

August 4, 2011

Division of Corporation Finance
Securities and Exchange Commission
100 F. Street N.E.
Washington, D.C. 20549

Re:  Strategic Dental Management Corp.
     Registration Statement on Form S-1
     Filed February 8, 2011
     File No. 333-172110

Gentlemen:

We have reviewed the Securities and Exchange Commission's recent comment letter and have provided the following response.

Financial Statements, page 44

Please provide updated financial information throughout the filing as required by Rule 8-08 of Regulation S-X.

The information throughout the filing has been updated as required.

Thank you for your time and consideration in this matter. Please do not hesitate to contact me if you have any questions regarding the above.

Very truly yours,

/s/Jody M. Walker
------------------------
Jody M. Walker
Attorney At Law